Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK INVESTMENT TRUST
Entity Central Index Key	0000022370
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000198632 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Diversified Real Assets Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Diversified Real Assets Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Real Assets Fund (Class NAV)	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Diversified Real Assets Fund (Class NAV) returned 4.12% for the year ended March 31, 2025. Global equities rose overall during the 12-month period. Late in the fiscal year, however, financial markets were rattled by seismic shifts in U.S. foreign policy, which significantly altered the outlook for global trade, economic growth, and inflation.
TOP PERFORMANCE CONTRIBUTORS
The materials sector | The fund’s investments in Canadian gold producers Agnico Eagle Mines, Ltd. and Kinross Gold Corp. were contributors on an absolute basis, benefiting as the price of the precious metal sharply rose.
The real estate sector | Health care real estate investment trusts Welltower, Inc. and American Healthcare REIT, Inc. meaningfully added to the fund’s return on an absolute basis.
The utilities sector | Most of the fund’s utilities stocks, led by WEC Energy Group, Inc., produced a positive return this fiscal year.
TOP PERFORMANCE DETRACTORS
Various energy stocks | As the price of oil generally fell this year, exposure to Cenovus Energy, Inc., Canadian Natural Resources, Ltd. and Marathon Petroleum Corp. especially hurt the fund’s results on an absolute basis.
Prologis, Inc. | Shares of this warehouse and logistics REIT fell due to the market’s concern about industry supply and demand trends.
Freeport-McMoRan, Inc. | This American mining company struggled during the fiscal year, weighing on the fund’s return in absolute terms.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited (Manulife IM (NA)), and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Diversified Real Assets Fund (Class NAV)	4.12%	16.78%	6.34%
MSCI World Index	7.04%	16.13%	9.52%

Performance Inception Date	Feb. 26, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 830,153,560
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 7,709,588
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$830,153,560
Total number of portfolio holdings	275
Total advisory fees paid (net)	$7,709,588
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Exxon Mobil Corp.	3.1%
Shell PLC	2.8%
Welltower, Inc.	2.8%
Prologis, Inc.	2.7%
Equinix, Inc.	2.5%
Chevron Corp.	2.4%
Canadian Natural Resources, Ltd.	1.9%
Agnico Eagle Mines, Ltd.	1.7%
Essex Property Trust, Inc.	1.7%
TotalEnergies SE	1.6%

Sector Composition
Real estate	35.3%
Energy	35.1%
Materials	17.3%
Utilities	6.4%
Industrials	2.0%
Consumer discretionary	1.1%
Information technology	0.9%
Communication services	0.7%
Health care	0.4%
Financials	0.3%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Exxon Mobil Corp.	3.1%
Shell PLC	2.8%
Welltower, Inc.	2.8%
Prologis, Inc.	2.7%
Equinix, Inc.	2.5%
Chevron Corp.	2.4%
Canadian Natural Resources, Ltd.	1.9%
Agnico Eagle Mines, Ltd.	1.7%
Essex Property Trust, Inc.	1.7%
TotalEnergies SE	1.6%

C000227916 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	JACJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class A/JACJX)	$118	1.17%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Cap Growth Fund (Class A/JACJX) returned 1.98% (excluding sales charges) for the year ended March 31, 2025. The broad U.S. stock market rose for the full 12-month period, mainly driven by gains in mega-cap technology stocks. In the first quarter of 2025, however, equities registered their first quarterly loss since the third quarter of 2023, as volatility surged amid investors' uncertainty about the new U.S. presidential administration’s policies.
TOP PERFORMANCE CONTRIBUTORS
Communication services | In the communication services sector, which added to the fund’s return, Swedish music-streaming service Spotify Technology SA was a standout.
Industrials | The industrials sector, a contributor to absolute performance, was led by Axon Enterprise, Inc., a maker of technology and weapons products for law enforcement, military and civilian uses.
Palantir Technologies, Inc. | Palantir, a provider of software platforms, was the fund’s top contributor on an absolute basis, rising sharply in early February after the company issued a robust revenue forecast.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, DexCom, Inc., a maker of continuous glucose monitoring systems, and dental technology company Align Technology, Inc. both detracted from the fund’s performance in absolute terms. Both stocks were sold before the end of the fiscal year.
Consumer staples | The consumer staples sector hampered results on an absolute basis, most notably due to the fund’s position in e.l.f. Beauty, Inc., a cosmetics company. The stock was no longer held at the end of the fiscal year.
Super Micro Computer, Inc. | Server and storage solutions company Super Micro Computer, Inc. weighed on absolute performance. The company’s shares fell sharply last fall after the resignation of its independent auditor. The fund no longer owns this stock.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Fund (Class A/JACJX)	(3.12)%	11.02%	9.01%
Mid Cap Growth Fund (Class A/JACJX)—excluding sales charge	1.98%	12.17%	9.57%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Growth Index	3.57%	14.86%	10.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,194,217,134
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 10,443,923
Investment Company Portfolio Turnover	161.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,194,217,134
Total number of portfolio holdings	71
Total advisory fees paid (net)	$10,443,923
Portfolio turnover rate	161%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Palantir Technologies, Inc., Class A	5.2%
AppLovin Corp., Class A	3.5%
Live Nation Entertainment, Inc.	3.5%
Liberty Media Corp.-Liberty Formula One, Series C	3.3%
Tradeweb Markets, Inc., Class A	3.2%
Targa Resources Corp.	2.8%
Natera, Inc.	2.7%
GoDaddy, Inc., Class A	2.7%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
DraftKings, Inc., Class A	2.5%

Sector Composition
Information technology	24.8%
Financials	12.8%
Consumer discretionary	12.2%
Health care	12.0%
Communication services	11.1%
Consumer staples	8.6%
Industrials	5.9%
Energy	5.1%
Real estate	3.8%
Utilities	1.8%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Palantir Technologies, Inc., Class A	5.2%
AppLovin Corp., Class A	3.5%
Live Nation Entertainment, Inc.	3.5%
Liberty Media Corp.-Liberty Formula One, Series C	3.3%
Tradeweb Markets, Inc., Class A	3.2%
Targa Resources Corp.	2.8%
Natera, Inc.	2.7%
GoDaddy, Inc., Class A	2.7%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
DraftKings, Inc., Class A	2.5%

C000227917 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	JACLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class C/JACLX)	$193	1.92%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Cap Growth Fund (Class C/JACLX) returned 1.26% (excluding sales charges) for the year ended March 31, 2025. The broad U.S. stock market rose for the full 12-month period, mainly driven by gains in mega-cap technology stocks. In the first quarter of 2025, however, equities registered their first quarterly loss since the third quarter of 2023, as volatility surged amid investors' uncertainty about the new U.S. presidential administration’s policies.
TOP PERFORMANCE CONTRIBUTORS
Communication services | In the communication services sector, which added to the fund’s return, Swedish music-streaming service Spotify Technology SA was a standout.
Industrials | The industrials sector, a contributor to absolute performance, was led by Axon Enterprise, Inc., a maker of technology and weapons products for law enforcement, military and civilian uses.
Palantir Technologies, Inc. | Palantir, a provider of software platforms, was the fund’s top contributor on an absolute basis, rising sharply in early February after the company issued a robust revenue forecast.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, DexCom, Inc., a maker of continuous glucose monitoring systems, and dental technology company Align Technology, Inc. both detracted from the fund’s performance in absolute terms. Both stocks were sold before the end of the fiscal year.
Consumer staples | The consumer staples sector hampered results on an absolute basis, most notably due to the fund’s position in e.l.f. Beauty, Inc., a cosmetics company. The stock was no longer held at the end of the fiscal year.
Super Micro Computer, Inc. | Server and storage solutions company Super Micro Computer, Inc. weighed on absolute performance. The company’s shares fell sharply last fall after the resignation of its independent auditor. The fund no longer owns this stock.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Fund (Class C/JACLX)	0.26%	11.61%	9.30%
Mid Cap Growth Fund (Class C/JACLX)—excluding sales charge	1.26%	11.61%	9.30%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Growth Index	3.57%	14.86%	10.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,194,217,134
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 10,443,923
Investment Company Portfolio Turnover	161.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,194,217,134
Total number of portfolio holdings	71
Total advisory fees paid (net)	$10,443,923
Portfolio turnover rate	161%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Palantir Technologies, Inc., Class A	5.2%
AppLovin Corp., Class A	3.5%
Live Nation Entertainment, Inc.	3.5%
Liberty Media Corp.-Liberty Formula One, Series C	3.3%
Tradeweb Markets, Inc., Class A	3.2%
Targa Resources Corp.	2.8%
Natera, Inc.	2.7%
GoDaddy, Inc., Class A	2.7%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
DraftKings, Inc., Class A	2.5%

Sector Composition
Information technology	24.8%
Financials	12.8%
Consumer discretionary	12.2%
Health care	12.0%
Communication services	11.1%
Consumer staples	8.6%
Industrials	5.9%
Energy	5.1%
Real estate	3.8%
Utilities	1.8%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Palantir Technologies, Inc., Class A	5.2%
AppLovin Corp., Class A	3.5%
Live Nation Entertainment, Inc.	3.5%
Liberty Media Corp.-Liberty Formula One, Series C	3.3%
Tradeweb Markets, Inc., Class A	3.2%
Targa Resources Corp.	2.8%
Natera, Inc.	2.7%
GoDaddy, Inc., Class A	2.7%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
DraftKings, Inc., Class A	2.5%

C000227914 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	JACBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class I/JACBX)	$93	0.92%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Cap Growth Fund (Class I/JACBX) returned 2.21% for the year ended March 31, 2025. The broad U.S. stock market rose for the full 12-month period, mainly driven by gains in mega-cap technology stocks. In the first quarter of 2025, however, equities registered their first quarterly loss since the third quarter of 2023, as volatility surged amid investors' uncertainty about the new U.S. presidential administration’s policies.
TOP PERFORMANCE CONTRIBUTORS
Communication services | In the communication services sector, which added to the fund’s return, Swedish music-streaming service Spotify Technology SA was a standout.
Industrials | The industrials sector, a contributor to absolute performance, was led by Axon Enterprise, Inc., a maker of technology and weapons products for law enforcement, military and civilian uses.
Palantir Technologies, Inc. | Palantir, a provider of software platforms, was the fund’s top contributor on an absolute basis, rising sharply in early February after the company issued a robust revenue forecast.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, DexCom, Inc., a maker of continuous glucose monitoring systems, and dental technology company Align Technology, Inc. both detracted from the fund’s performance in absolute terms. Both stocks were sold before the end of the fiscal year.
Consumer staples | The consumer staples sector hampered results on an absolute basis, most notably due to the fund’s position in e.l.f. Beauty, Inc., a cosmetics company. The stock was no longer held at the end of the fiscal year.
Super Micro Computer, Inc. | Server and storage solutions company Super Micro Computer, Inc. weighed on absolute performance. The company’s shares fell sharply last fall after the resignation of its independent auditor. The fund no longer owns this stock.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Fund (Class I/JACBX)	2.21%	12.35%	9.66%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Growth Index	3.57%	14.86%	10.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,194,217,134
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 10,443,923
Investment Company Portfolio Turnover	161.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,194,217,134
Total number of portfolio holdings	71
Total advisory fees paid (net)	$10,443,923
Portfolio turnover rate	161%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Palantir Technologies, Inc., Class A	5.2%
AppLovin Corp., Class A	3.5%
Live Nation Entertainment, Inc.	3.5%
Liberty Media Corp.-Liberty Formula One, Series C	3.3%
Tradeweb Markets, Inc., Class A	3.2%
Targa Resources Corp.	2.8%
Natera, Inc.	2.7%
GoDaddy, Inc., Class A	2.7%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
DraftKings, Inc., Class A	2.5%

Sector Composition
Information technology	24.8%
Financials	12.8%
Consumer discretionary	12.2%
Health care	12.0%
Communication services	11.1%
Consumer staples	8.6%
Industrials	5.9%
Energy	5.1%
Real estate	3.8%
Utilities	1.8%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Palantir Technologies, Inc., Class A	5.2%
AppLovin Corp., Class A	3.5%
Live Nation Entertainment, Inc.	3.5%
Liberty Media Corp.-Liberty Formula One, Series C	3.3%
Tradeweb Markets, Inc., Class A	3.2%
Targa Resources Corp.	2.8%
Natera, Inc.	2.7%
GoDaddy, Inc., Class A	2.7%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
DraftKings, Inc., Class A	2.5%

C000227913 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Mid Cap Growth Fund
Class Name	Class NAV
Trading Symbol	JACFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class NAV/JACFX)	$82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Cap Growth Fund (Class NAV/JACFX) returned 2.33% for the year ended March 31, 2025. The broad U.S. stock market rose for the full 12-month period, mainly driven by gains in mega-cap technology stocks. In the first quarter of 2025, however, equities registered their first quarterly loss since the third quarter of 2023, as volatility surged amid investors' uncertainty about the new U.S. presidential administration’s policies.
TOP PERFORMANCE CONTRIBUTORS
Communication services | In the communication services sector, which added to the fund’s return, Swedish music-streaming service Spotify Technology SA was a standout.
Industrials | The industrials sector, a contributor to absolute performance, was led by Axon Enterprise, Inc., a maker of technology and weapons products for law enforcement, military and civilian uses.
Palantir Technologies, Inc. | Palantir, a provider of software platforms, was the fund’s top contributor on an absolute basis, rising sharply in early February after the company issued a robust revenue forecast.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, DexCom, Inc., a maker of continuous glucose monitoring systems, and dental technology company Align Technology, Inc. both detracted from the fund’s performance in absolute terms. Both stocks were sold before the end of the fiscal year.
Consumer staples | The consumer staples sector hampered results on an absolute basis, most notably due to the fund’s position in e.l.f. Beauty, Inc., a cosmetics company. The stock was no longer held at the end of the fiscal year.
Super Micro Computer, Inc. | Server and storage solutions company Super Micro Computer, Inc. weighed on absolute performance. The company’s shares fell sharply last fall after the resignation of its independent auditor. The fund no longer owns this stock.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Fund (Class NAV/JACFX)	2.33%	12.45%	9.71%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Growth Index	3.57%	14.86%	10.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,194,217,134
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 10,443,923
Investment Company Portfolio Turnover	161.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,194,217,134
Total number of portfolio holdings	71
Total advisory fees paid (net)	$10,443,923
Portfolio turnover rate	161%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Palantir Technologies, Inc., Class A	5.2%
AppLovin Corp., Class A	3.5%
Live Nation Entertainment, Inc.	3.5%
Liberty Media Corp.-Liberty Formula One, Series C	3.3%
Tradeweb Markets, Inc., Class A	3.2%
Targa Resources Corp.	2.8%
Natera, Inc.	2.7%
GoDaddy, Inc., Class A	2.7%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
DraftKings, Inc., Class A	2.5%

Sector Composition
Information technology	24.8%
Financials	12.8%
Consumer discretionary	12.2%
Health care	12.0%
Communication services	11.1%
Consumer staples	8.6%
Industrials	5.9%
Energy	5.1%
Real estate	3.8%
Utilities	1.8%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Palantir Technologies, Inc., Class A	5.2%
AppLovin Corp., Class A	3.5%
Live Nation Entertainment, Inc.	3.5%
Liberty Media Corp.-Liberty Formula One, Series C	3.3%
Tradeweb Markets, Inc., Class A	3.2%
Targa Resources Corp.	2.8%
Natera, Inc.	2.7%
GoDaddy, Inc., Class A	2.7%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
DraftKings, Inc., Class A	2.5%

C000227915 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	JACEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class R6/JACEX)	$82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Cap Growth Fund (Class R6/JACEX) returned 2.33% for the year ended March 31, 2025. The broad U.S. stock market rose for the full 12-month period, mainly driven by gains in mega-cap technology stocks. In the first quarter of 2025, however, equities registered their first quarterly loss since the third quarter of 2023, as volatility surged amid investors' uncertainty about the new U.S. presidential administration’s policies.
TOP PERFORMANCE CONTRIBUTORS
Communication services | In the communication services sector, which added to the fund’s return, Swedish music-streaming service Spotify Technology SA was a standout.
Industrials | The industrials sector, a contributor to absolute performance, was led by Axon Enterprise, Inc., a maker of technology and weapons products for law enforcement, military and civilian uses.
Palantir Technologies, Inc. | Palantir, a provider of software platforms, was the fund’s top contributor on an absolute basis, rising sharply in early February after the company issued a robust revenue forecast.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, DexCom, Inc., a maker of continuous glucose monitoring systems, and dental technology company Align Technology, Inc. both detracted from the fund’s performance in absolute terms. Both stocks were sold before the end of the fiscal year.
Consumer staples | The consumer staples sector hampered results on an absolute basis, most notably due to the fund’s position in e.l.f. Beauty, Inc., a cosmetics company. The stock was no longer held at the end of the fiscal year.
Super Micro Computer, Inc. | Server and storage solutions company Super Micro Computer, Inc. weighed on absolute performance. The company’s shares fell sharply last fall after the resignation of its independent auditor. The fund no longer owns this stock.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Fund (Class R6/JACEX)	2.33%	12.45%	9.71%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Growth Index	3.57%	14.86%	10.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,194,217,134
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 10,443,923
Investment Company Portfolio Turnover	161.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,194,217,134
Total number of portfolio holdings	71
Total advisory fees paid (net)	$10,443,923
Portfolio turnover rate	161%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Palantir Technologies, Inc., Class A	5.2%
AppLovin Corp., Class A	3.5%
Live Nation Entertainment, Inc.	3.5%
Liberty Media Corp.-Liberty Formula One, Series C	3.3%
Tradeweb Markets, Inc., Class A	3.2%
Targa Resources Corp.	2.8%
Natera, Inc.	2.7%
GoDaddy, Inc., Class A	2.7%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
DraftKings, Inc., Class A	2.5%

Sector Composition
Information technology	24.8%
Financials	12.8%
Consumer discretionary	12.2%
Health care	12.0%
Communication services	11.1%
Consumer staples	8.6%
Industrials	5.9%
Energy	5.1%
Real estate	3.8%
Utilities	1.8%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Palantir Technologies, Inc., Class A	5.2%
AppLovin Corp., Class A	3.5%
Live Nation Entertainment, Inc.	3.5%
Liberty Media Corp.-Liberty Formula One, Series C	3.3%
Tradeweb Markets, Inc., Class A	3.2%
Targa Resources Corp.	2.8%
Natera, Inc.	2.7%
GoDaddy, Inc., Class A	2.7%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
DraftKings, Inc., Class A	2.5%

C000236695 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Fundamental Equity Income Fund
Class Name	Class I
Trading Symbol	JHFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Equity Income Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Income Fund (Class I/JHFEX)	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Equity Income Fund (Class I/JHFEX) returned 8.08% for the year ended March 31, 2025. U.S. equity markets rose as economic resilience, interest rate cuts and prospects for generative intelligence outweighed concerns that trade tariffs would trigger a recession.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector boosted the fund’s return on an absolute basis. A number of holdings contributed, led by diversified financial company Morgan Stanley, which rose amid lower interest rates and an improved outlook for capital markets.
Energy | The fund’s energy stocks rallied nicely, as investments in pipeline company Kinder Morgan, Inc. and liquefied natural gas company Chenière Energy, Inc. benefited from higher gas prices and increased demand.
Consumer staples | The consumer staples sector stood out, helped by the fund’s position in discount retailer Walmart, Inc., which gained as its e-commerce business, advertising investments and cost cutting aided profits.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | The fund’s consumer discretionary holdings detracted from its absolute performance. Shares of Israel-based Mobileye Global, Inc., which makes autonomous driving technologies, were pressured by economic weakness in China – a key end market – and slow uptake for its newest product.
Materials and industrials | The materials and industrials sectors also hampered the fund’s absolute performance. Among the biggest individual detractors was chemicals company LyondellBasell Industries NV in the materials sector. Its stock declined amid weak global demand, rising raw materials costs, and economic uncertainty.
Notable individual stock detractor | Biopharmaceuticals company Moderna, Inc. saw its share price sink as demand for COVID-19 vaccines slowed. The fund no longer held this stock at period end.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Fundamental Equity Income Fund (Class I/JHFEX)	8.08%	14.28%
Russell 1000 Index	7.82%	15.60%
Russell 1000 Value Index	7.18%	11.44%

Performance Inception Date	Jun. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,402,846
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$12,402,846
Total number of portfolio holdings	57
Total advisory fees paid (net)	$0
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Elevance Health, Inc.	4.8%
Comcast Corp., Class A	4.4%
Cheniere Energy, Inc.	3.4%
Becton, Dickinson and Company	3.2%
GSK PLC, ADR	2.9%
LyondellBasell Industries NV, Class A	2.6%
Suncor Energy, Inc.	2.6%
Bristol-Myers Squibb Company	2.5%
Microsoft Corp.	2.5%
Crown Castle, Inc.	2.5%

Sector Composition
Health care	19.9%
Financials	15.1%
Consumer discretionary	11.3%
Consumer staples	8.1%
Energy	7.8%
Information technology	7.8%
Industrials	6.9%
Communication services	6.3%
Real estate	5.8%
Materials	2.6%
Short-term investments and other	8.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Elevance Health, Inc.	4.8%
Comcast Corp., Class A	4.4%
Cheniere Energy, Inc.	3.4%
Becton, Dickinson and Company	3.2%
GSK PLC, ADR	2.9%
LyondellBasell Industries NV, Class A	2.6%
Suncor Energy, Inc.	2.6%
Bristol-Myers Squibb Company	2.5%
Microsoft Corp.	2.5%
Crown Castle, Inc.	2.5%

C000247102 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Climate Action Fund
Class Name	Class I
Trading Symbol	JLFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Climate Action Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Climate Action Fund (Class I/JLFSX)	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Climate Action Fund (Class I/JLFSX) returned 6.02% for the year ended March 31, 2025. Global equities began the period in strong fashion, led by U.S. mega-cap technology stocks. Conditions weakened in early 2025, with concerns about spending on tech infrastructure and the potential for tariffs to weigh on economic growth.
TOP PERFORMANCE CONTRIBUTORS
Visa, Inc. | In the financials sector, which had the largest overall contribution to absolute return, digital-payments company Visa, Inc. gained on strong credit card spending driving favorable financial results, as earnings and free cash flow grew relative to previous quarters.
Brown & Brown, Inc. | Another financials stock, Brown & Brown, Inc., was a top contributor to absolute performance, as the insurance broker benefited from better property and casualty insurance pricing, which offset a sluggish macroeconomic environment.
Deutsche Boerse AG | A third financials investment, German capital-markets company Deutsche Boerse AG, advanced on strong revenue growth in the company’s trading, clearing, data-analytics, and fund-processing businesses.
TOP PERFORMANCE DETRACTORS
Microsoft Corp. | The fund’s exposure to Microsoft Corp. meaningfully hurt results on an absolute basis, as the software company faced worries about greater competition in artificial intelligence, worries about tariffs and a more-pessimistic economic outlook.
Aptiv PLC | Shares of this Irish-American automotive technology supplier fell in late October after reporting disappointing third-quarter results. It was sold from the fund before the end of the fiscal year.
Elevance Health, Inc. | This health insurer struggled amid accelerating cost and margin pressures, particularly related to the company’s Medicaid business.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Global Climate Action Fund (Class I/JLFSX)	6.02%	13.81%
MSCI World Index	7.04%	13.19%

Performance Inception Date	Dec. 19, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,901,502
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,901,502
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	84%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.9%
Visa, Inc., Class A	4.6%
London Stock Exchange Group PLC	4.3%
Marsh & McLennan Companies, Inc.	4.0%
Intertek Group PLC	3.7%
Koninklijke Ahold Delhaize NV	3.1%
Salesforce, Inc.	3.1%
Canadian National Railway Company	3.0%
Cencora, Inc.	3.0%
Johnson Controls International PLC	3.0%

Sector Composition
Information technology	27.9%
Industrials	21.7%
Financials	18.0%
Health care	14.2%
Consumer discretionary	8.3%
Consumer staples	5.9%
Communication services	3.7%
Short-term investments and other	0.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.9%
Visa, Inc., Class A	4.6%
London Stock Exchange Group PLC	4.3%
Marsh & McLennan Companies, Inc.	4.0%
Intertek Group PLC	3.7%
Koninklijke Ahold Delhaize NV	3.1%
Salesforce, Inc.	3.1%
Canadian National Railway Company	3.0%
Cencora, Inc.	3.0%
Johnson Controls International PLC	3.0%